BORROWINGS (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Current non-recourse borrowings in subsidiaries of the company	$ 426	$ 53
Non-current non-recourse borrowings in subsidiaries of the company	$ 7,467	$ 5,193